Contractual assets with customers - exclusivity rights (Tables)	12 Months Ended
Dec. 31, 2025
Contractual assets with customers - exclusivity rights
Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes

Changes are shown below:

	12/31/2025	12/31/2024	12/31/2023
Opening balance	2,131,902	2,262,508	2,205,591
Additions	522,960	424,477	664,363
Amortization	(469,766)	(555,083)	(607,446)
Closing balance	2,185,096	2,131,902	2,262,508

Current	666,109	658,571	787,206
Non-current	1,518,987	1,473,331	1,475,302